Aggregate Notional Amounts and Fair Values of Freestanding Derivative Instruments (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Fair value, Assets		$ 51,362	$ 32,993
Gross Fair value, Liabilities		(21,105)	(15,416)
Over the Counter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	1,524,075	1,480,324
Gross Fair value, Assets		46,100	27,147
Gross Fair value, Liabilities		(20,943)	(14,073)
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	273,000	502,000
Gross Fair value, Assets		5,262	5,846
Gross Fair value, Liabilities		(162)	(1,343)
Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	251,599	165,112
TRS [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	$ 11,000	$ 23,000

[1]	Notional amounts are presented on a gross basis.